Income Taxes Narratives (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Income Tax Contingency [Line Items]
Income tax holiday by Israeli government for approved enterprises (in years)	2 years
Unrecognized tax withholdings on premanently reinvested earnings	$ 173,900,000	$ 105,500,000	$ 98,100,000
Domestic and foreign tax credit carryforwards	9,500,000	7,100,000
Gross unrecognized tax benefits	138,609,000	108,586,000	115,813,000	114,197,000
Unrecognized tax benefits, if recognized would impact effective tax rate	30,700,000	27,500,000
Accrued interest and penalties	8,200,000	6,600,000
Estimate of decrease in unrecognized tax benefits from lapse of statutes of limitations and settlements	4,000,000
Minimum [Member]
Income Tax Contingency [Line Items]
Period of reduced income tax rate (in years)	5
Maximum [Member]
Income Tax Contingency [Line Items]
Period of reduced income tax rate (in years)	15
Israel [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Reduced Income Tax Rate	10.00%
Israel [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Reduced Income Tax Rate	15.00%
Foreign Country [Member]
Income Tax Contingency [Line Items]
Finite loss carryforward for net operaing losses	1,600,000
Events Related to Majority-Owned Subsidiaries [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits relating to lapse of statutes of limitations and settlements	$ 4,000,000